JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 40,780,055	$ 39,371,264
Investments in joint ventures and affiliates, Liabilities	1,092,995	1,007,678
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	40,711,600	39,334,762
Natal Agro S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	68,455
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets		36,502
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 1,092,995	$ 1,007,678